Investment Securities (Schedule of Available-for-sale Securities Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 17,350	$ 16,107
Available-for-sale Securities, Gross Unrealized Gains	96	213
Available-for-sale Securities, Gross Unrealized Losses	(289)	(183)
Available-for-sale Securities	17,157	16,137
Total agency backed bonds	7,544	7,557
Deposit Assets	14	15
Cash Equivalents, at Carrying Value	1,000	2,000
Pledged Assets Separately Reported, Securities Pledged for Federal Home Loan Bank, at Fair Value	2,506	801
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	745
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	16,542	15,216
Available-for-sale Debt Securities Gross Unrealized Gain	93	164
Available-for-sale Debt Securities, Gross Unrealized Loss	(195)	(149)
Available-for-sale Securities, Debt Securities	16,440	15,231
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	1,760	1,195
Available-for-sale Debt Securities Gross Unrealized Gain	0	1
Available-for-sale Debt Securities, Gross Unrealized Loss	(19)	(18)
Available-for-sale Securities, Debt Securities	1,741	1,178
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	693	389
Available-for-sale Debt Securities Gross Unrealized Gain	24	17
Available-for-sale Debt Securities, Gross Unrealized Loss	(1)	0
Available-for-sale Securities, Debt Securities	716	406
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	169	224
Available-for-sale Debt Securities Gross Unrealized Gain	8	8
Available-for-sale Debt Securities, Gross Unrealized Loss	0	0
Available-for-sale Securities, Debt Securities	177	232
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	10,459	10,431
Available-for-sale Debt Securities Gross Unrealized Gain	52	119
Available-for-sale Debt Securities, Gross Unrealized Loss	(145)	(125)
Available-for-sale Securities, Debt Securities	10,366	10,425
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	486	254
Available-for-sale Debt Securities Gross Unrealized Gain	0	0
Available-for-sale Debt Securities, Gross Unrealized Loss	(5)	(1)
Available-for-sale Securities, Debt Securities	481	253
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	1,762	1,989
Available-for-sale Debt Securities Gross Unrealized Gain	1	5
Available-for-sale Debt Securities, Gross Unrealized Loss	(8)	(3)
Available-for-sale Securities, Debt Securities	1,755	1,991
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	1,213	734
Available-for-sale Debt Securities Gross Unrealized Gain	8	14
Available-for-sale Debt Securities, Gross Unrealized Loss	(17)	(2)
Available-for-sale Securities, Debt Securities	1,204	746
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Equity Securities, Amortized Cost Basis	808	891
Available-for-sale Equity Securities, Gross Unrealized Gain	3	49
Available-for-sale Equity Securities, Gross Unrealized Loss	(94)	(34)
Available-for-sale Securities, Equity Securities	$ 717	$ 906